Capital Stock and Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Dividends on series B preferred stock	$ 5,769	$ 5,769	$ 5,769
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock	$ 77,311	$ 0	0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Preferred Stock [Member] | Series B Participating Preferred Stock
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Issued	2,600,000	2,600,000
Preferred Stock, Shares Outstanding	2,600,000	2,600,000
Shares Issued Price Per Share	$ 25
Preferred Stock Liquidation Preference Per Share	$ 25
Preferred Stock Voting Rights	Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage	8.875%
Preferred Stock Dividend Rate Per Dollar Amount	$ 2.21875
Dividends on series B preferred stock	$ 5,769	$ 5,769	$ 5,769
Preferred Stock, Redemption Price Per Share	$ 25
Common Stock [Member]
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues	20,125,000
Shares Issued Price Per Share	$ 4
Proceeds from Issuance of Common Stock	$ 77,311
Chief Executive Officer and Chairman [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues	5,500,000